Related Party Transactions - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended													12 Months Ended
	Mar. 11, 2019	Feb. 20, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Dividends Paid Table [Line Items]
Per common share (in dollars per share)			$ 0.75	$ 0.75	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50						$ 2.5	$ 2	$ 2
Total dividends paid																$ 238	$ 174	$ 174
Total dividends paid per common share (in dollars per share)																$ 2.5	$ 2	$ 2
Cash dividends																$ 238	$ 174	$ 174
Subsequent Event
Schedule Of Dividends Paid Table [Line Items]
Per common share (in dollars per share)		$ 0.75
Cash dividends		$ 75
Amount paid to IEP
Schedule Of Dividends Paid Table [Line Items]
Total dividends paid																179	142	142
Amount paid to IEP | Subsequent Event
Schedule Of Dividends Paid Table [Line Items]
Cash dividends	$ 53
Amounts paid to public stockholders
Schedule Of Dividends Paid Table [Line Items]
Total dividends paid																$ 59	$ 32	$ 32
Quarterly
Schedule Of Dividends Paid Table [Line Items]
Total amount paid				$ 76	$ 75	$ 44	$ 43	$ 44	$ 43	$ 44	$ 43	$ 44	$ 43	$ 44	$ 43
Per common share (in dollars per share)				$ 0.75	$ 0.75	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5
Quarterly | Amount paid to IEP
Schedule Of Dividends Paid Table [Line Items]
Total amount paid				$ 54	$ 53	$ 36	$ 36	$ 36	$ 35	$ 36	$ 35	$ 36	$ 35	$ 36	$ 35
Quarterly | Amounts paid to public stockholders
Schedule Of Dividends Paid Table [Line Items]
Total amount paid				$ 22	$ 22	$ 8	$ 7	$ 8	$ 8	$ 8	$ 8	$ 8	$ 8	$ 8	$ 8